Annual Report as of June 30, 2002

                             SEI Liquid Asset Trust



                            Treasury Securities Fund

                           Government Securities Fund

                              Prime Obligation Fund

TABLE OF CONTENTS



------------------------------------------------------------

Letter to Shareholders                                     1
------------------------------------------------------------
Report of Independent Public Accountants                   2
------------------------------------------------------------
Statements of Net Assets                                   3
------------------------------------------------------------
Statements of Operations                                   7
------------------------------------------------------------
Statements of Changes in Net Assets                        8
------------------------------------------------------------
Financial Highlights                                       9
------------------------------------------------------------
Notes to Financial Statements                             10
------------------------------------------------------------
Trustees and Officers of the Trust                        12
------------------------------------------------------------
Notice to Shareholders                                    15
------------------------------------------------------------

SEI LIQUID ASSET TRUST -- JUNE 30, 2002




To Our Shareholders:


The fiscal year ended June 2002 was a challenging time for the financial markets as well as the country. As the Federal Reserve appeared to be nearing an end to its easing policy in the late summer, the events of September 11th disrupted the recovery. The economy slipped into a brief recession by historical standards and the equity markets became depressed. In the second half of the fiscal year the economy experienced a slower than anticipated upturn and the equity markets continued to struggle. Investor confidence was weakened by terrorist concerns, corporate mistrust, and a weakening labor market, among other issues.

Money market yields across the industry continued to fall. The federal funds rate began the fiscal year at 3.75% and ended at 1.75%. The majority of interest rate cuts were focused on propping up the economy after the terrorist attacks. In early 2002, there were expectations of interest rate increases starting in the summer. The lack of inflation coupled with slow sustainable economic growth allowed the Federal Reserve to postpone raising interest rates and maintain their accommodative posture. Currently, the market is expecting interest rates to increase in the next year, which would in turn cause money market yields to rise.

In the upcoming year, Wellington Management Company, LLP, as investment adviser to the SEI Liquid Asset Trust, will continue to seek to provide competitive yields by investing in high quality, money market securities. We thank you for your continued confidence in the SEI Liquid Asset Trust, and we look forward to serving your investment needs in the future.



Sincerely,

/s/Edward D. Loughlin

Edward D. Loughlin
President








-------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2002                        1

SEI LIQUID ASSET TRUST -- JUNE 30, 2002




Report of Independent Public Accountants



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI LIQUID ASSET TRUST:
In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Securities Fund, Government Securities Fund and Prime Obligation Fund (three portfolios constituting SEI Liquid Asset Trust, hereafter referred to as the "Trust") at June 30, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PRICEWATERHOUSECOOPERS LLP
Philadelphia, PA
August 12, 2002






-------------------------------------------------------------------------------
2                         SEI Liquid Asset Trust / Annual Report / June 30, 2002

STATEMENT OF NET ASSETS



Treasury Securities Fund

June 30, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 59.1%
   U.S. Treasury Bills
     1.816%, 07/25/02                $10,000       $   9,988
     1.857%, 08/01/02                 10,000           9,984
     1.732%, 08/08/02                 17,000          16,969
     1.738%, 08/22/02                  6,500           6,484
     1.913%, 09/05/02                  3,000           2,990
     1.893%, 12/05/02                  7,000           6,943
     1.867%, 12/12/02                  5,000           4,958
     1.740%, 12/19/02                  3,000           2,975
     1.654%, 12/26/02                 12,000          11,898
                                                   ---------
Total U.S. Treasury Obligations
   (Cost $73,189)                                     73,189
                                                   ---------

REPURCHASE AGREEMENTS-- 41.1%
   Credit Suisse First Boston (A)
     1.900%, dated 06/28/02, matures
     07/01/02, repurchase price
     $26,704,227 (collateralized by
     U.S. Treasury Obligation, par value
     $23,860,000, 3.625%, 07/15/02;
     with total market value
     $27,239,569)                     26,700          26,700
   UBS Warburg (A)
     1.900%, dated 06/28/02, matures
     07/01/02, repurchase price
     $24,303,848 (collateralized by U.S.
     Treasury Obligation, par value
     $25,005,000, 0.000%, 12/26/02;
     with total market value
     $24,787,456)                     24,300          24,300
                                                   ---------
Total Repurchase Agreements
   (Cost $51,000)                                     51,000
                                                   ---------
Total Investments-- 100.2%
   (Cost $124,189)                                   124,189
                                                   ---------

OTHER ASSETS AND LIABILITIES -- (0.2%)
Investment Advisory Fee Payable                           (1)
Management Fee Payable                                   (50)
Other Assets and Liabilities                            (183)
                                                   ---------
Total Other Assets and Liabilities, Net                 (234)
                                                   ---------
--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 123,942,971 outstanding shares of
   beneficial interest                             $ 123,943
Undistributed net investment income                       78
Accumulated net realized loss on investments             (66)
                                                   ---------
Total Net Assets -- 100.0%                         $ 123,955
                                                   =========
Net asset value, offering and redemption
   price per share -- Class A                          $1.00
                                                   =========
(A) Tri-party repurchase agreement.


The accompanying notes are an integral part of the financial statements.



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SEI Liquid Asset Trust / Annual Report / June 30, 2002                        3

STATEMENT OF NET ASSETS



Government Securities Fund

June 30, 2002
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 3.9%
   U.S. Treasury Bills
     1.732%, 08/08/02                $ 3,000       $   2,994
                                                   ---------
Total U.S. Treasury Obligations
   (Cost $2,994)                                       2,994
                                                   ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 61.6%
   FFCB
     1.760%, 08/16/02                  3,100           3,093
   FHLB
     1.755%, 07/22/02                  2,000           1,998
     1.777%, 07/26/02                  4,000           3,995
     1.800%, 12/26/02                  7,000           6,938
   FHLMC
     1.740%, 07/02/02                  1,000           1,000
     1.730%, 07/09/02                  2,000           1,999
     1.734%, 07/11/02                  1,300           1,299
     1.756%, 07/25/02                  6,215           6,208
     1.780%, 08/08/02                  3,000           2,994
     1.870%, 08/15/02                  2,000           1,996
     1.880%, 08/21/02                  2,000           1,995
     1.900%, 12/26/02                  2,000           1,981
   FNMA
     1.710%, 07/10/02                  1,000           1,000
     1.735%, 07/26/02                  3,600           3,596
     1.760%, 07/31/02                  5,000           4,993
     1.856%, 08/09/02                  1,500           1,497
     1.875%, 12/11/02                  1,500           1,487
                                                   ---------
Total U.S. Government Agency Obligations
   (Cost $48,069)                                     48,069
                                                   ---------

REPURCHASE AGREEMENTS -- 34.6%
   ABN AMRO (A)
     1.950% dated 06/28/02, matures
     07/01/02, repurchase price
     $13,002,112 (collateralized by U.S.
     Agency Obligation, par value
     $12,246,000, 6.375%, 06/15/09;
     with total market value
     $13,261,063)                     13,000          13,000
   Lehman Brothers, Incorporated (A)
     1.920% dated 06/28/02, matures
     07/01/02, repurchase price
     $14,002,240 (collateralized by U.S.
     Treasury Obligations, ranging in
     par value $5,024,000-$7,910,000,
     6.125%-6.375%, 08/15/27-08/15/29;
     with total market value
     $14,278,713)                     14,000          14,000
                                                   ---------

Total Repurchase Agreements
   (Cost $27,000)                                     27,000
                                                   ---------
--------------------------------------------------------------------------------
                                                    Value
 Description                                   ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 100.1%
   (Cost $78,063)                                  $  78,063
                                                   ---------

OTHER ASSETS AND LIABILITIES -- (0.1%)
Investment Advisory Fee Payable                           (1)
Management Fee Payable                                   (20)
Other Assets and Liabilities                             (39)
                                                   ---------
Total Other Assets and Liabilities, Net                  (60)
                                                   ---------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 78,024,468 outstanding shares of
   beneficial interest                                78,025
Accumulated net realized loss on investments             (22)
                                                   ---------
Total Net Assets -- 100.0%                         $  78,003
                                                   =========
Net asset value, offering and redemption
   price per share -- Class A                          $1.00
                                                   =========

(A) Tri-party repurchase agreement.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association


The accompanying notes are an integral part of the financial statements.



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4                         SEI Liquid Asset Trust / Annual Report / June 30, 2002

Prime Obligation Fund

June 30, 2002

--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.0%
   FHLB
     1.730%, 12/20/02                $20,000       $  19,835
     1.800%, 12/26/02                 34,000          33,714
   FHLMC
     1.800%, 07/10/02                 33,017          33,002
     1.870%, 08/15/02                 25,000          24,942
     1.620%, 08/16/02                 45,000          44,905
     1.770%, 08/30/02                 40,000          39,882
   FNMA
     1.856%, 08/09/02                 21,000          20,958
     1.690%, 09/27/02                 50,000          49,993
                                                   ---------
Total U.S. Government Agency Obligations
   (Cost $267,231)                                   267,231
                                                   ---------

COMMERCIAL PAPER -- 41.6%
DRUGS -- 4.7%
   Abbott Laboratories
     1.750%, 07/09/02                 23,000          22,991
   Merck & Company Incorporated
     1.800%, 10/25/02                  5,400           5,400
   Pfizer Incorporated
     1.740%, 07/18/02                 20,000          19,984
                                                   ---------
                                                      48,375
                                                   ---------
FINANCIAL SERVICES -- 9.2%
   Delaware Funding Corporation
     1.800%, 07/22/02                 20,000          19,979
   Galaxy Funding
     1.790%, 07/22/02                 20,000          19,979
   General Electric Capital
    Corporation
     1.820%, 07/24/02                 38,000          37,956
     1.850%, 12/23/02                  7,000           6,937
   Mass Mutual
     1.770%, 07/08/02                  9,800           9,797
                                                   ---------
                                                      94,648
                                                   ---------
FOOD, BEVERAGE & TOBACCO -- 5.1%
   Archer Daniels Midland
     1.800%, 07/30/02                 13,000          12,981
     1.850%, 08/06/02                 10,000           9,981
   Coca-Cola Enterprises Incorporated
     1.850%, 12/13/02                 30,000          29,746
                                                   ---------
                                                      52,708
                                                   ---------
INVESTMENT BANKERS/BROKER DEALERS -- 3.8%
   Goldman Sachs Group LP
     2.915%, 04/01/03                 30,000          29,334
   Morgan Stanley Dean Witter
     1.830%, 07/15/02                 10,000           9,993
                                                   ---------
                                                      39,327
                                                   ---------
--------------------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
SPECIAL PURPOSE ENTITY -- 18.8%
   Clipper Receivables Corporation
     1.785%, 08/08/02                $20,000       $  19,962
   Corporate Asset Funding Company
     1.780%, 08/13/02                 20,000          19,958
   Corporate Receivable Corporation
     1.780%, 07/30/02                 20,000          19,971
   Edison Asset Securitization
     1.780%, 08/08/02                 15,000          14,972
   Falcon Asset Securitization Corporation
     1.800%, 07/15/02                 20,000          19,986
   Greyhawk Funding LLC
     1.780%, 07/01/02                  6,000           6,000
   Kitty Hawk Funding Corporation
     1.780%, 07/18/02                 11,923          11,913
   Park Avenue Receivable
     1.790%, 07/17/02                 20,000          19,984
   Preferred Receivable Funding
     1.780%, 07/08/02                 20,000          19,993
   Variable Funding Capital
     1.790%, 08/08/02                 20,000          19,962
   Windmill Funding Corporation
     1.821%, 08/08/02                 20,000          19,962
                                                   ---------
                                                     192,663
                                                   ---------
Total Commercial Paper
   (Cost $427,721)                                   427,721
                                                   ---------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 14.3%
   American Express Centurion Bank
     1.809%, 08/20/02                 30,000          30,000
   BankAmerica Corporation
     7.750%, 07/15/02                 10,000          10,022
   Branch Banking
     1.790%, 07/10/02                 30,000          30,000
   Citigroup Incorporated
     1.940%, 07/02/02                 10,000          10,000
   State Street Bank
     1.970%, 12/02/02                  6,500           6,501
   Wells Fargo
     1.770%, 09/27/02                 30,000          30,000
   Wilmington Trust
     1.830%, 08/01/02                 20,000          20,000
     1.820%, 10/18/02                 10,000          10,000
                                                   ---------
Total Certificates of Deposit/Bank Notes
   (Cost $146,523)                                   146,523
                                                   ---------

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SEI Liquid Asset Trust / Annual Report / June 30, 2002                        5

STATEMENT OF NET ASSETS



Prime Obligation Fund (Concluded)

June 30, 2002
------------------------------------------------------------------
                                Face Amount            Value
Description                   ($ Thousands)    ($ Thousands)
------------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS -- 6.8%
   Allstate Corporation (A) (C)
     1.977%, 09/15/02                $20,000       $  20,000
   Metropolitan Life Insurance Company (A) (C)
     1.993%, 08/01/02                 30,000          30,000
   Travelers Insurance Corporation (A) (C)
     1.968%, 05/31/03                 20,000          20,000
                                                   ---------
Total Insurance Funding Agreements
   (Cost $70,000)                                     70,000
                                                   ---------

REPURCHASE AGREEMENTS -- 11.3%
   Credit Suisse First Boston (B)
     1.950%, dated 06/28/02, matures
     07/01/02, repurchase price
     $68,011,050 (collateralized by U.S.
     Agency Obligation, par value
     $67,695,000, 4.250%, 06/15/05;
     with total market value
     $69,363,567)                     68,000          68,000
   Goldman Sachs Group (B)
     1.950%, dated 06/28/02, matures
     07/01/02, repurchase price
     $11,901,934 (collateralized by U.S.
     Agency Obligations, ranging in
     par value $3,423,013-$4,833,696,
     5.500%-6.000%, 05/01/17;
     with total market value
     $12,138,000)                     11,900          11,900
   UBS Warburg (B)
     1.970% dated 06/28/02, matures
     07/01/02, repurchase price
     $35,905,894 (collateralized by U.S.
     Agency Obligations, ranging in
     par value $305,000-35,880,000,
     3.250%-7.000%, 12/15/03-03/15/10;
     with total market value
     $36,622,330)                     35,900          35,900
                                                   ---------
Total Repurchase Agreements
   (Cost $115,800)                                   115,800
                                                   ---------
Total Investments -- 100.0%
   (Cost $1,027,275)                               1,027,275
                                                   ---------

--------------------------------------------------------------------------------
                                                       Value
Description                                    ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Investment Advisory Fee Payable                    $    (10)
Management Fee Payable                                 (309)
Other Assets and Liabilities                            (76)
                                                  ---------
Total Other Assets and Liabilities, Net                (395)
                                                  ---------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization-- no par value)
   based on 1,026,902,509 outstanding shares of
   beneficial interest                             1,026,896
Undistributed net investment income                       32
Accumulated net realized loss on investments             (48)
                                                  ----------
Total Net Assets -- 100.0%                        $1,026,880
                                                  ==========
Net asset value, offering and redemption
   price per share -- Class A                          $1.00
                                                  ==========
(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on June 30, 2002. The date shown is the earlier of the reset date or demand date.
(B) Tri-party repurchase agreement.
(C) This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On June 30, 2002, the value of these securities amounted to $70,000,000 representing 6.8% of net asses of the Prime Obligation Fund.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
LP -- Limited Partnership


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
6                         SEI Liquid Asset Trust / Annual Report / June 30, 2002

Statements of Operations ($ Thousands)


For the year ended June 30, 2002

------------------------------------------------------------------------------------------------------------------------------------

                                         TREASURY SECURITIES         GOVERNMENT SECURITIES               PRIME OBLIGATION
                                                        FUND                          FUND                           FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                    $3,528                        $1,601                        $25,096
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                       597                           273                          4,226
   Investment Advisory Fees                               61                            28                            429
   Shareholder Servicing Fees -- Class A                 356                           162                          2,515
   Custodian/Wire Agent Fees                              10                             6                             89
   Printing Fees                                          19                             9                            184
   Professional Fees                                       9                             4                             75
   Trustee Fees                                            1                             1                             10
   Other Expenses                                         11                             2                             76
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                      1,064                           485                          7,604
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Management Fees                                       (39)                          (17)                          (360)
   Investment Advisory Fees                              (43)                          (20)                          (303)
   Shareholder Servicing Fees -- Class A                (356)                         (162)                        (2,515)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                          626                           286                          4,426
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  2,902                         1,315                         20,670
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on Investments                 3                            (8)                           (47)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    $2,905                        $1,307                        $20,623
------------------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2002                         7


Statements of Changes in Net Assets ($ Thousands)


For the years ended June 30,
------------------------------------------------------------------------------------------------------------------------------------
                                               TREASURY SECURITIES       GOVERNMENT SECURITIES             PRIME OBLIGATION
                                                              FUND                        FUND                         FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                 2002         2001           2002         2001           2002          2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                   $    2,902    $  18,641       $  1,315     $  3,963    $    20,670    $   79,631
   Net Realized Gain (Loss) on investments          3          162             (8)          (5)           (47)           36
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in
     Net Assets from Operations                 2,905       18,803          1,307        3,958         20,623        79,667
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
     Class A                                   (2,918)     (18,645)        (1,316)      (3,965)       (20,666)      (79,635)
     Class D (1):                                  --           (8)            --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends Distributed                 (2,918)     (18,653)        (1,316)      (3,965)       (20,666)      (79,635)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00
 PER SHARE): Class A:
     Proceeds from Shares Issued              715,160    2,303,349        298,517      395,041      7,071,573     9,944,778
     Reinvestment of Distributions                336          839            308          770         17,499        42,948
     Cost of Shares Redeemed                 (737,489)  (2,561,359)      (289,114)    (391,346)    (7,045,509)  (10,608,456)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                (21,993)    (257,171)         9,711        4,465         43,563      (620,730)
------------------------------------------------------------------------------------------------------------------------------------
   Class D (1):
     Proceeds from Shares Issued                   --          226             --           --             --            --
     Reinvestment of Distributions                 --            8             --           --             --            --
     Cost of Shares Redeemed                       --         (467)            --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class D Transactions                     --         (233)            --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions          (21,993)    (257,404)         9,711        4,465         43,563      (620,730)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets      (22,006)    (257,254)         9,702        4,458         43,520      (620,698)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                        145,961      403,215         68,301       63,843        983,360     1,604,058
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $ 123,955   $  145,961      $  78,003    $  68,301    $ 1,026,880  $    983,360
------------------------------------------------------------------------------------------------------------------------------------

(1) Treasury Securities Fund Class D Shares were fully liquidated February 11, 2001.
Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
 8                        SEI Liquid Asset Trust / Annual Report / June 30, 2002

Financial Highlights


For the years ended June 30,
For a Share Outstanding Throughout the Year
------------------------------------------------------------------------------------------------------------------------

                                               NET
                      NET              REALIZED AND                DISTRIBUTIONS                                    NET
                    ASSET                UNREALIZED  DISTRIBUTIONS          FROM                                 ASSETS
                   VALUE,        NET          GAINS       FROM NET      REALIZED    NET ASSET                       END
                BEGINNING INVESTMENT       (LOSSES)     INVESTMENT       CAPITAL   VALUE, END    TOTAL        OF PERIOD
                OF PERIOD     INCOME  ON SECURITIES         INCOME         GAINS    OF PERIOD   RETURN+    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2002            $1.00       $0.02            --          (0.02)           --         $1.00     1.97%      $  123,955
   2001             1.00        0.05            --          (0.05)           --          1.00     5.55          145,961
   2000             1.00        0.05            --          (0.05)           --          1.00     5.24          402,982
   1999             1.00        0.05            --          (0.05)           --          1.00     4.72          565,897
   1998             1.00        0.05            --          (0.05)           --          1.00     5.29          603,783
GOVERNMENT SECURITIES FUND
   CLASS A:
   2002            $1.00       $0.02            --          (0.02)           --         $1.00     2.05%      $   78,003
   2001             1.00        0.06            --          (0.06)           --          1.00     5.73           68,301
   2000             1.00        0.05            --          (0.05)           --          1.00     5.37           63,843
   1999             1.00        0.05            --          (0.05)           --          1.00     4.74          108,468
   1998             1.00        0.05            --          (0.05)           --          1.00     5.21          105,201
PRIME OBLIGATION FUND
   CLASS A:
   2002            $1.00       $0.02            --          (0.02)           --         $1.00     2.08%      $1,026,880
   2001             1.00        0.06            --          (0.06)           --          1.00     5.75          983,360
   2000             1.00        0.05            --          (0.05)           --          1.00     5.55        1,604,058
   1999             1.00        0.05            --          (0.05)           --          1.00     4.97        1,335,301
   1998             1.00        0.05            --          (0.05)           --          1.00     5.40          947,154


-----------------------------------------------------------------------
                                                           RATIO OF NET
                                                 RATIO OF    INVESTMENT
                               RATIO OF NET      EXPENSES        INCOME
                RATIO OF         INVESTMENT    TO AVERAGE    TO AVERAGE
                EXPENSES             INCOME    NET ASSETS    NET ASSETS
              TO AVERAGE         TO AVERAGE    (EXCLUDING    (EXCLUDING
              NET ASSETS         NET ASSETS      WAIVERS)      WAIVERS)
-----------------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2002             0.44%              2.04%       0.75%        1.73%
   2001             0.44               5.58        0.74         5.28
   2000             0.44               5.03        0.73         4.74
   1999             0.44               4.62        0.73         4.33
   1998             0.44               5.17        0.73         4.88
GOVERNMENT SECURITIES FUND
   CLASS A:
   2002             0.44%              2.02%       0.75%        1.71%
   2001             0.44               5.61        0.73         5.32
   2000             0.44               5.18        0.73         4.89
   1999             0.44               4.66        0.73         4.37
   1998             0.44               5.10        0.73         4.81
PRIME OBLIGATION FUND
   CLASS A:
   2002             0.44%              2.05%       0.75%        1.74%
   2001             0.44               5.73        0.74         5.43
   2000             0.44               5.41        0.73         5.12
   1999             0.44               4.84        0.73         4.55
   1998             0.44               5.27        0.73         4.98


Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2002                        9

Notes to Financial Statements


1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five funds: the Treasury Securities Fund, the Government Securities Fund, the Prime Obligation Fund, the Institutional Cash Fund and the Money Market Fund (the "Funds"). The Trust is registered to offer Class A shares of each of the Funds. In the fiscal period ending June 30, 2002, no shares of the Institutional Cash Fund were sold and there were no shares outstanding at June 30, 2002. As of June 30, 2002 the Money Market Fund had not commenced operations. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.

If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.





DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net asset value of the affected Funds.

USE OF ESTIMATE IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

OTHER -- Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.

ACCOUNTING STANDARDS ADOPTED -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on July 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the guide.


3. TRANSACTIONS WITH AFFILIATES
SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund.

The Manager has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses, net of the Adviser's and Distributor's fee waivers, from exceeding .44%.


-------------------------------------------------------------------------------
10                        SEI Liquid Asset Trust / Annual Report / June 30, 2002

SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or the Distributor. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or the Distributor.

First Union, which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.


4. INVESTMENT ADVISORY
Wellington Management Company, LLP serves as the Investment Adviser of the Trust. For its services, the Investment Adviser receives an annual fee equal to ..075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million. Effective January 1, 1999, the Adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. The fees of the Investment Adviser are paid monthly.


5. FEDERAL TAX INFORMATION
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts as of June 30, 2002:


--------------------------------------------------------------------------------
                                          Accumulated     Net Investment
                        Paid-in-Capital  Realized Gain       Income
                          ($ Thousands)  ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Prime Obligation Fund         $--             $(32)           $32

The tax character of dividends and distributions paid to Class A shareholders during the years ended June 30, 2002 and June 30, 2001 were as follows:


--------------------------------------------------------------------------------
                                                Ordinary
                                                 Income
                                              ($ Thousands)
--------------------------------------------------------------------------------
Treasury Securities Fund                      2002   $ 2,918
                                              2001    18,653
Government Securities Fund                    2002     1,316
                                              2001     3,965
Prime Obligation Fund                         2002    20,666
                                              2001    79,635

As of June 30, 2002, the components of Distributable Earnings/ (Accumulated Losses) were as follows:


--------------------------------------------------------------------------------
                                                              Post
                            Undistributed  Capital Loss      October
                          Ordinary Income Carryforwards       Losses
                            ($ Thousands) ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
Treasury Securities Fund             $78          $62           $ 4

Government Securities Fund            --           19             3

Prime ObligationFund                  32           --            48

Post October losses represent losses realized on investment transactions from November 1, 2001 through June 30, 2002 that, in accordance with Federal income tax regulations, the Portfolios defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:


--------------------------------------------------------------------------------
                               Expires    Expires  Expires  Expires
                                  2006       2008     2009     2010
--------------------------------------------------------------------------------
Treasury Securities Fund       $62,467     $   --   $   --   $   --

Government Securities Fund          --      3,215   10,773    4,645

For Federal income tax purposes the book cost of securities was equal to the tax cost. During the fiscal year ended June 30, 2002, the Treasury Securities Fund utilized capital loss carryforwards of $6,957.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2002                        11

TRUSTEES ANDOFFICERS OF THE TRUST (UNAUDITED)


Set forth below are the names, dates of birth, position with the SEI Liquid Asset Funds (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The [Trust's] Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling [1-800-342-5734].


------------------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                             NUMBER OF
                                            OFFICE                                             PORTFOLIOS
                                              AND                   PRINCIPAL                    IN FUND
     NAME              POSITION(S)         LENGTH OF              OCCUPATION(S)                  COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,             HELD WITH            TIME                  DURING PAST                  OVERSEEN               HELD BY
    AND AGE              TRUSTS             SERVED                 FIVE YEARS                  BY TRUSTEE              TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
------------
Robert A. Nesher        Chairman          since 1981         Currently performs various            66           Trustee of The
One Freedom             of the                               service on behalf of SEI                           Advisors' Inner
Valley Drive            Board of                             Investments Company for                            Circle Fund, The
Oaks, PA  19456         Trustees*                            which Mr. Nesher is                                Arbor Fund, Bishop
(08/17/46)                                                   compensated.                                       Street Funds, and
                                                                                                                The Expedition
                                                                                                                Funds.

------------------------------------------------------------------------------------------------------------------------------------
William M. Doran        Trustee*          since 1981         Partner, Morgan, Lewis &              66           Trustee of The
1701 Market Street                                           Bockius LLP (law firm),                            Advisors' Inner
Philadelphia, PA                                             counsel to the Trusts, SEI                         Circle Fund, The
19103                                                        Investments Company, the                           Arbor Fund, and
(05/26/40)                                                   Adviser, the Administrator                         The Expedition
                                                             and the Distributor.                               Funds; Director of
                                                                                                                SEI Investments
                                                                                                                since 1974.


------------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch         Trustee          since 1981         President, Orange County              66           Trustee of
One Freedom                                                  Publishing Co., Inc.; Publisher                    STI Classic Funds
Valley Drive                                                 Paoli News and Paoli Republican;                   and STI Classic
Oaks, PA  19456                                              and Editor, Paoli Republican,                      Variable Trust
(12/03/32)                                                   October 1981-January 1997.
                                                             Pressident, H&W Distribution, Inc.
                                                             since July 1984.

------------------------------------------------------------------------------------------------------------------------------------
James M. Storey          Trustee          since 1995         Retired, Partner, Dechert Price       66           Trustee of The
One Freedom                                                  & Rhoads, September 1987-                          Advisors' Inner
Valley Drive                                                                                                    Circle Fund, The
Oaks, PA  19456                                                                                                 Arbor Fund, and The
(04/12/31)                                                                                                      Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.  Trustee          since 1996         Chief Executive Officer, Newfound     66           Trustee of The
One Freedom                                                  Consultants Inc. since April 1997.                 Advisors' Inner
Valley Drive                                                 Treasurer and Clerk, Peak Asset                    Circle Fund, The
Oaks, PA  19456                                              Management, Inc., since 1991.                      Arbor Fund,
(11/13/42)                                                                                                      and The Expedition
                                                                                                                Funds;
                                                                                                                Trustee, Navigator
                                                                                                                Securities
                                                                                                                Lending Trust, since
                                                                                                                1995.
------------------------------------------------------------------------------------------------------------------------------------

Rosemarie B. Greco       Trustee          since 1999         Principal, Grecoventures (consulting  66           Director, Sonoco,
One Freedom                                                  firm) since August 1997. President,                Inc.; Director,
Valley Drive                                                 Corestates Financial Corp., 1991-1997;             PECO Energy;
Oaks, PA  19456                                              Chief Executive Officer and President              Director, Radian,
(03/31/46)                                                   Corestates Bank, N.A. 1991-1997                    Inc.; Trustee,
                                                                                                                Pennsylvania
                                                                                                                Real Estate
                                                                                                                Investment Trust;
                                                                                                                Director, Cardone
                                                                                                                Industries,
                                                                                                                Inc.; Director,
                                                                                                                Genuardi Markets,
                                                                                                                Inc.; and Director
                                                                                                                PRWT Comserve, Inc.
------------------------------------------------------------------------------------------------------------------------------------
*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE
1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.


-------------------------------------------------------------------------------
12                       SEI Liquid Asset Trust / Annual Report / June 30, 2002



------------------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                                 NUMBER OF
                                            OFFICE                                                 PORTFOLIOS
                                              AND                   PRINCIPAL                        IN FUND
     NAME              POSITION(S)         LENGTH OF              OCCUPATION(S)                      COMPLEX    OTHER DIRECTORSHIPS
   ADDRESS,             HELD WITH            TIME                  DURING PAST                      OVERSEEN          HELD BY
    AND AGE              TRUSTS             SERVED                 FIVE YEARS                      BY TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Edward D. Loughlin      President         since 1981         Executive Vice President and              N/A                  N/A
One Freedom               & CEO                              President - Asset Management
Valley Drive                                                 Division of SEI Investments since
Oaks, PA 19456                                               1993. Executive Vice President of
(03/07/51)                                                   The Adviser and the Administrator
                                                             since 1994. Senior Vice President
                                                             of the Distributor, 1986-1991; Vice
                                                             President of the Distributor, 1981-1986.
------------------------------------------------------------------------------------------------------------------------------------
James R. Foggo             CFO            since 1998         Vice President and Assistant Secretary    N/A                  N/A
One Freedom                                                  of SEI Investments since January 1998.
Valley Drive                                                 Vice President and Secretary of the
Oaks, PA 19456                                               Adviser, Administrator and Distributor
(06/30/64)                                                   since May 1999. Associate, Paul, Weiss,
                                                             Rifkind, Wharton & Garrison (law firm),
                                                             1998. Associate, Baker & McKenzie
                                                             (law firm), 1995-1998. Associate, Battle
                                                             Fowler L.L.P. (law firm), 1993-1995.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto          Vice            since 1999         Employed by SEI Investments since         N/A                  N/A
One Freedom             President                            October 1999. Vice President and
Valley Drive               and                               Secretary of the Adviser, Administrator
Oaks, PA 19456          Secretary                            and Distributor since December 1999.
(03/28/68)                                                   Associate, Dechert Price & Rhoads
                                                             (law firm), 1997-1999. Associate,
                                                             Richter, Miller & Finn (law firm),
                                                             1993-1997.
-----------------------------------------------------------------------------------------------------------------------------------
Todd B. Cipperman         Vice            since 1995         Senior Vice President and General         N/A                  N/A
One Freedom             President                            Counsel of SEI Investments; Senior
Valley Drive               and                               Vice President, General Counsel and
Oaks, PA 19456          Assistant                            Secretary of The Adviser the
(02/14/66)              Secretary                            Administrator and the Distributor
                                                             since 2000. Vice
                                                             President and
                                                             Assistant Secretary
                                                             of SEI Investments,
                                                             [THE ADVISER,] the
                                                             Administrator and
                                                             the Distributor,
                                                             1995-2000.
                                                             Associate, Dewey
                                                             Ballantine (law
                                                             firm), 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis          Vice            since 1998         Vice President and Assistant Secretary    N/A                  N/A
One Freedom             President                            of SEI Investments, The Adviser the
Valley Drive               and                               Administrator and the Distributor since
Oaks, PA 19456          Assistant                            1998. Assistant General Counsel and
(06/05/64)              Secretary                            Director of Arbitration, Philadelphia
                                                             Stock Exchange, 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2002                       13

TRUSTEES ANDOFFICERS OF THE TRUST (UNAUDITED)



-----------------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                                 NUMBER OF
                                            OFFICE                                                 PORTFOLIOS
                                              AND                   PRINCIPAL                        IN FUND
     NAME              POSITION(S)         LENGTH OF              OCCUPATION(S)                      COMPLEX    OTHER DIRECTORSHIPS
   ADDRESS,             HELD WITH            TIME                  DURING PAST                      OVERSEEN           HELD BY
    AND AGE              TRUSTS             SERVED                 FIVE YEARS                      BY TRUSTEE          TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------------
Christine M.              Vice            since 1999         Employed by SEI Investments since         N/A               N/A
McCullough              President                            November 1, 1999. Vice President
One Freedom                and                               and Assistant Secretary of the Adviser,
Valley Drive            Assistant                            the Administrator and the Distributor
Oaks, PA 19456          Secretary                            since December 1999. Associate at
(12/02/60)                                                   White and Williams LLP, 1991-1999.
                                                             Associate at Montgomery, McCracken,
                                                             Walker & Rhoads, 1990-1991.
-----------------------------------------------------------------------------------------------------------------------------------
Sherry Kajdan             Vice            since 2001         Vice President and Assistant Secretary    N/A                N/A
Vetterlein              President                            of SEI Investments Mutual Funds
One Freedom                and                               Services since January 2001.
Valley Drive            Assistant                            Shareholder/Partner, Buchanan
Oaks, PA 19456          Secretary                            Ingersoll Professional Corporation
(06/22/62)                                                   (1992-2000).
-----------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr.   Vice            since 2001         Vice President and Assistant Secretary    N/A                N/A
One Freedom             President                            of the Administrator and Distributor
Valley Drive               and                               since August 2001. Vice President,
Oaks, PA 19456          Assistant                            Merrill Lynch & Co. Asset Management
(06/14/68)              Secretary                            Group (1998-2000). Associate at
                                                             Pepper Hamilton LLP (1997-1998).
                                                             Associate at Reboul, MacMurray, Hewitt,
                                                             Maynard & Kristol (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Ludwig          Vice            since 1985         Employed by SEI Investments since 1985.   N/A                N/A
One Freedom             President                            Senior Vice President and Chief Investment
Valley Drive               and                               Officer of SEIAsset Management Group
Oaks, PA 19456          Assistant                            since 1995. Manager of Product
(03/12/50)              Secretary                            Development for SEI's institutional
                                                             mutual funds and
                                                             repurchase trading
                                                             desk from
                                                             1985-1995. Held
                                                             various product
                                                             management and
                                                             development
                                                             positions at Chase
                                                             Econometrics and
                                                             Interactive Data
                                                             Corporation from
                                                             1974-1985.
------------------------------------------------------------------------------------------------------------------------------------
John C. Munch             Vice            since 2002         Vice President and Assistant Secretary    N/A                N/A
One Freedom             President                            of the Administrator and Distributor
Valley Drive               and                               since November 2001. Associate,
Oaks, PA 19456          Assistant                            Howard, Rice, Nemorvoski, Canady,
(05/07/71)              Secretary                            Falk & Rabkin (law firm), 1998-2001.
                                                             Associate, Seward &
                                                             Kissel LLP (law
                                                             firm), 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 14                      SEI Liquid Asset Trust / Annual Report / June 30, 2002

Notice to Shareholders (Unaudited)


For shareholders that do not have a June 30, 2002, taxable year end, this notice is for informational purposes only. For shareholders with a June 30, 2002, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2002, the Funds of the SEI Liquid Asset Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:


                                                          (A)                     (B)
                                                       LONG TERM               ORDINARY                  (C)
                                                     CAPITAL GAINS              INCOME                  TOTAL
                                                     DISTRIBUTIONS           DISTRIBUTIONS          DISTRIBUTIONS
PORTFOLIO                                             (TAX BASIS)             (TAX BASIS)           (TAX BASIS)
Treasury Securities Fund                                  0%                     100%                   100%
Government Securities Fund                                0%                     100%                   100%
Prime Obligation Fund                                     0%                     100%                   100%


                                                         (D)                     (E)
                                                      QUALIFYING              TAX-EXEMPT
PORTFOLIO                                            DIVIDENDS(1)              INTEREST
Treasury Securities Fund                                   0%                      0%
Government Securities Fund                                 0%                      0%
Prime Obligation Fund                                      0%                      0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A) and (B) are based on the percentage of each fund's total distribution. Items (C) and (E) are based on the percentage of ordinary income distributions of each fund. Item (D) is based on the percentage of gross income of each fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2002                       15

NOTES

SEI LIQUID ASSET TRUST ANNUAL REPORT JUNE 30, 2002






Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
James M. Storey
George J. Sullivan, Jr.


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT AND SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY


INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[SEI LOGO OMITTED]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)

SEI-F-097 (6/02)